Goodwill and Other Intangible - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Goodwill And Other Intangible Asset [Line Items]
Amortization of acquired intangible assets	$ 231	$ 104	$ 108
Amortization expenses of intangible assets, 2015	490
Amortization expenses of intangible assets, 2016	482
Amortization expenses of intangible assets, 2017	473
Amortization expenses of intangible assets, 2018	448
Amortization expenses of intangible assets, 2019	447
Amortization expenses of intangible assets, After 2019	$ 667
Weighted average useful life of intangible assets	7 years 7 months 6 days	13 years 1 month 6 days
Weighted Average [Member]
Schedule Of Goodwill And Other Intangible Asset [Line Items]
Weighted average useful life of intangible assets	7 years 7 months 6 days